Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000152590 | Apple Inc9194705
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152590 | NVIDIA Corp9196169
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152590 | Microsoft Corp9196021
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152590 | Alphabet Inc9194634
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152590 | Broadcom Inc9194874
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152590 | Amazon.com Inc9194638
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152590 | Meta Platforms Inc9196002
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | Alphabet Inc9194636
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152590 | JPMorgan Chase & Co9195828
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152590 | Taiwan Semiconductor Manufacturing Co Ltd9197150
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152590 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000152590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000152591 | Apple Inc9194705
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152591 | NVIDIA Corp9196169
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152591 | Microsoft Corp9196021
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152591 | Alphabet Inc9194634
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152591 | Broadcom Inc9194874
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152591 | Amazon.com Inc9194638
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152591 | Meta Platforms Inc9196002
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | Alphabet Inc9194636
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152591 | JPMorgan Chase & Co9195828
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152591 | Taiwan Semiconductor Manufacturing Co Ltd9197150
Holdings [Line Items]
Percent of Total Investments	1.00%
C000152591 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000152591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000152591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000152591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000152591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000152591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000152592 | U.S. Treasury Notes9195010
Holdings [Line Items]
Percent of Total Investments	5.70%
C000152592 | U.S. Treasury Bonds9195022
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152592 | U.S. Treasury Notes9194999
Holdings [Line Items]
Percent of Total Investments	3.80%
C000152592 | U.S. Treasury Notes9195018
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152592 | U.S. Treasury Bonds9194924
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152592 | UMBS9194575
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152592 | U.S. Treasury Notes9194936
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | U.S. Treasury Notes9195013
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | UMBS9194579
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | U.S. Treasury Bonds9194890
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152592 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000152592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152592 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152592 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000152592 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000152592 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000152593 | U.S. Treasury Notes9195010
Holdings [Line Items]
Percent of Total Investments	5.70%
C000152593 | U.S. Treasury Bonds9195022
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152593 | U.S. Treasury Notes9194999
Holdings [Line Items]
Percent of Total Investments	3.80%
C000152593 | U.S. Treasury Notes9195018
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152593 | U.S. Treasury Bonds9194924
Holdings [Line Items]
Percent of Total Investments	2.00%
C000152593 | UMBS9194575
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152593 | U.S. Treasury Notes9194936
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | U.S. Treasury Notes9195013
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | UMBS9194579
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | U.S. Treasury Bonds9194890
Holdings [Line Items]
Percent of Total Investments	1.10%
C000152593 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000152593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000152593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000152593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000152593 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152593 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000152593 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000152593 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.80%